SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is December 29, 2021.

For the MFS® Funds listed below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND
MFS® CONSERVATIVE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND

MFS® GROWTH ALLOCATION FUND
MFS® INTERNATIONAL DIVERSIFICATION FUND
MFS® INTERNATIONAL GROWTH FUND
MFS® INTERNATIONAL INTRINSIC VALUE FUND
MFS® INTERNATIONAL LARGE CAP VALUE FUND
MFS® MANAGED WEALTH FUND
MFS® MODERATE ALLOCATION FUND

Effective immediately, the footnote to the Class R6 shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund in the "Ticker Symbols" table is deleted in its entirety.
Effective immediately, the following footnote is added to Class 529A, Class 529B, and Class 529C shares for MFS Aggressive Growth Allocation Fund, MFS Blended Research Small Cap Equity Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund in the "Ticker Symbols" table:
  1 On December 8, 2021, the Board of Trustees of the Fund approved the termination of Class 529A, Class 529B, and Class 529C shares of the Fund effective on or about June 9, 2022.
Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Managed Wealth Fund only, as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Messrs. William Adams, Mike Roberge, and Barnaby Wiener, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund, unless otherwise indicated:
Fund	Portfolio Manager	Benchmark(s)
MFS Managed Wealth Fund	Robert Almeida	ICE BofA 0-3 Month U.S. Treasury Bill Index Standard & Poor's 500 Stock Index Lipper Alternative Long/Short Equity Funds Morningstar US Fund Long-Short Equity Funds
	David Cole[1]	Not Applicable
1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of November 1, 2021.The portfolio manager's performance bonus is not based on the pre-tax performance of the Fund relative to a benchmark.

1047562                                                                                                                                  1                                                                           SEPTEMBER-SAI-COMBINED-SUP-I-122921

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Michael Roberge, his compensation reflects his broader role within MFS as Chief Executive Officer of MFS in addition to being a portfolio manager. The Executive Chairman of MFS determines and recommends the amount of his compensation to the Sun Life Management Resources Committee of the Board of Directors of Sun Life Financial, Inc. (the ultimate parent company of MFS). His performance bonus is based on a combination of quantitative and qualitative factors. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Executive Chairman which takes into account his broad leadership responsibilities. In addition, Mr. Roberge participates in a mandatory deferred compensation program whereby a portion of his performance bonus is deferred and awarded in the form of restricted stock units.
With respect to Mr. William Adams, his compensation reflects his broader role within MFS as Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Barnaby Wiener, his compensation reflects his broader role within MFS as Investment Officer and Chief Sustainability Officer in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended May 31, 2021, unless otherwise indicated. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Managed Wealth Fund	Robert Almeida	D
	William Adams	F
	David Cole[1]	N
	Mike Roberge	F
	Barnaby Wiener	N
1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of November 30, 2021.

1047562                                                                                                                                  2                                                                            SEPTEMBER-SAI-COMBINED-SUP-I-122921

Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended May 31, 2021, unless otherwise indicated:

	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Managed Wealth Fund		Robert Almeida	Registered Investment Companies[2]	2	$3.7 billion
			Other Pooled Investment Vehicles	2	$135.4 million
			Other Accounts	0	Not Applicable
		William Adams	Registered Investment Companies[2]	1	$134.0 million
			Other Pooled Investment Vehicles	1	$11.8 million
			Other Accounts	1	$51.5 million
		David Cole[1]	Registered Investment Companies[2]	15	$11.2 billion
			Other Pooled Investment Vehicles	9	$6.7 billion
			Other Accounts	6	$491.9 million
		Mike Roberge	Registered Investment Companies[2]	1	$134.0 million
			Other Pooled Investment Vehicles	1	$11.8 million
			Other Accounts	0	Not Applicable
		Barnaby Wiener	Registered Investment Companies[2]	2	$189.5 million
			Other Pooled Investment Vehicles	5	$10.1 billion
			Other Accounts	1	$2.1 million

[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of November 30, 2021.
[2]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

1047562                                                                                                                                  3                                                                            SEPTEMBER-SAI-COMBINED-SUP-I-122921